General (Details) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Nov. 23, 2025 USD ($) shares	Jun. 07, 2024 USD ($)	Jul. 26, 2023 USD ($) $ / shares shares	Aug. 31, 2020 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2025 ₪ / shares	Nov. 23, 2025 ₪ / shares	Nov. 23, 2025 $ / shares	Nov. 19, 2025	Dec. 31, 2024 ₪ / shares	Nov. 02, 2021
General [Line Items]
Net proceeds			$ 27,100
Warrants term			5 years
Aggregate offering price		$ 100,000
Percentage of gross proceeds		2.50%
Issued ordinary shares (in Shares) | shares			2,142,858
Ordinary shares, par value (in New Shekels per share) | ₪ / shares							₪ 0.01				₪ 0.01
Accumulated deficit					$ (448,767)	$ (373,749)
Warrants [Member]
General [Line Items]
Exercise price per share (in Dollars per share) | $ / shares			$ 19
Purchase price per share (in Dollars per share) | $ / shares			$ 14
Sales Agreement [Member]
General [Line Items]
Gross consideration amount					7,300	38,800
Net consideration amount					$ 7,100	$ 37,800
Purchase Agreement [Member]
General [Line Items]
Sale of ordinary shares (in Shares) | shares	3,826,530
Gross consideration amount	$ 15,000
Net consideration amount	$ 14,100
Ordinary shares, par value (in New Shekels per share) | ₪ / shares								₪ 0.01
Purchase price of per share (in Dollars per share) | $ / shares									$ 3.92
Business Acquisition [Member]
General [Line Items]
Percentage of acquisition shares												100.00%
Vaso Healthcare IT Corp [Member]
General [Line Items]
Percentage of acquisition shares										100.00%
Ordinary Shares [Member]
General [Line Items]
Issued ordinary shares (in Shares) | shares					1,798,459	5,046,990
Ordinary Shares [Member] | Warrants [Member]
General [Line Items]
Ordinary shares purchased (in Shares) | shares			2,100,000
IPO [Member]
General [Line Items]
Net proceeds			$ 30,000
Sale of ordinary shares (in Shares) | shares			2,100,000
IPO [Member] | Nasdaq [Member]
General [Line Items]
Net proceeds				$ 169,000